Transactions With Related Parties	12 Months Ended
Dec. 31, 2012
Transactions With Related Parties [Abstract]
Transactions With Related Parties
NOTE 11 -	TRANSACTIONS WITH RELATED PARTIES

A.
In February 2002, Koonras Technologies Ltd., a subsidiary of Polar Investments Ltd. ("Koonras") and DBSI Investments Ltd. ("DBSI") consummated a transaction with Zeevi Computers and Technology Ltd. ("ZCT"), whereby they acquired all of the Ordinary Shares of the Company previously held by ZCT. Following the consummation of the sale of 1,700,000 Ordinary Shares from Koonras to DBSI on June 24, 2008, and the related approval by Cimatron's shareholders at such time, DBSI alone will continue to provide to the Company all of the management services that were previously provided to the Company by Koonras and DBSI, and will receive the entire annual management fee.

B.
The following transactions between the Company, on the one hand, and Koonras and/or DBSI (significant shareholders of the Company), on the other hand, are reflected in the Company's financial statements:

	Year ended December 31,
	2 0 1 2	2 0 1 1	2 0 1 0

Management fees	$499	$520	$489

C.
Prior to the Company's merger with Gibbs System Inc. (Gibbs), Gibbs leased office space in Moonpark, California from a limited liability corporation controlled by Mr. William F. Gibbs. In connection with the merger in 2008, the lease was assigned to the Company, as a result of which the Company leases the space from that limited liability corporation.  At the time of the assignment of the lease, the Company entered into an amendment to the original terms of the lease, pursuant to which the expiration date for the term of the lease was brought forward from 2020 to December 31, 2012, with an option for the Company to extend the lease for an additional five years. Also, as a result of the lease amendment, the rent that the Company is obligated to pay during the initial term of the lease is $24,710 per month (in lieu of $22,464 per month). In August 2012 the Company exercised its option to extend the lease for an additional five years, ending on December 31, 2017, under the same terms and rent payments as existed prior to the extension.